Equity Method Investment (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2020	Nov. 01, 2019	Aug. 01, 2019	May 01, 2019
Equity method investment ownership percentage			100.00%		100.00%		100.00%
Payment of investment							$ (250,273)
Equity method investment loss			$ 58,850		$ 87,822
Minimum [Member]
Number of common stock issued					2,273,329
Maximum [Member]
Number of common stock issued					14,776,638
SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage												6.00%
SyncHealth MSO, LLC [Member] | Forecast [Member]
Equity method investment ownership percentage									51.00%	7.00%	6.00%
Alliance Pharma Solution, LLC [Member]
Payments contributed for equity interest		$ 250,000
Equity method investment ownership percentage		49.00%
Payment of investment	$ 40,000	$ 210,000
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage		30.00%
PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage		70.00%